PROMISSORY NOTE PAYABLE TO SHAREHOLDER	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 6 - PROMISSORY NOTE PAYABLE TO SHAREHOLDER

The Company has an outstanding note payable provided by the major shareholder and sole officer and director which is unsecured and bears no interest. The note is payable upon demand. The outstanding balance under the note was $20,287 and $19,943 as of March 31, 2019 and December 31, 2018, respectively.

The Company has an outstanding note payable provided by the major shareholder and sole officer and director which is unsecured and bears no interest. The note is payable upon demand. The outstanding balance under the note was $19,943 and $18,018 as of December 31, 2018 and December 31, 2017 respectively.